InvestorA 1 [Member] Expense Example - Investor A1 - BlackRock Short Duration Muni Fund - Investor A1	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	295
Expense Example, with Redemption, 10 Years	$ 670